Trouble Debt Restructing Defaults (Details) - 6 months ended Jun. 30, 2015 $ in Thousands	USD ($)
Financing Receivable Modifications Subsequent Default [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 411
Commercial Real Estate Other Loans [Member]
Financing Receivable Modifications Subsequent Default [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 261
Commercial Real Estate Loans, Total [Member]
Financing Receivable Modifications Subsequent Default [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 261
Residential Real Estate Investment Property Loans [Member]
Financing Receivable Modifications Subsequent Default [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 150
Residential Real Estate Loans, Total [Member]
Financing Receivable Modifications Subsequent Default [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 150